Derivative financial instruments - Schedule of Amount, Timing and Uncertainty of Future Cash Flows (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 16,574,438	£ 14,304,441
Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	784,452	718,066
Changes in fair value used for calculating hedge ineffectiveness £m	1,653	797
Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	211,772	231,107
Fair value hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	211,772	231,107
Changes in fair value used for calculating hedge ineffectiveness £m	(111)	1,336
Fair value hedges | Hedging | Currency swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	35	43
Changes in fair value used for calculating hedge ineffectiveness £m	2	0
Fair value hedges | Hedging | Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	211,737	231,064
Changes in fair value used for calculating hedge ineffectiveness £m	(113)	1,336
Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	572,680	486,959
Cash flow hedges | Hedging
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	572,680	486,959
Changes in fair value used for calculating hedge ineffectiveness £m	1,764	(539)
Cash flow hedges | Hedging | Currency swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	1,554	1,963
Changes in fair value used for calculating hedge ineffectiveness £m	(7)	61
Cash flow hedges | Hedging | Interest rate swaps
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	571,126	484,996
Changes in fair value used for calculating hedge ineffectiveness £m	1,771	(600)
Currency swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	35	43
Currency swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	1,554	1,963
Currency swaps | Up to 1 month £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | Up to 1 month £m | Fair value hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Currency swaps | Up to 1 month £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 152	£ 107
Currency swaps | Up to 1 month £m | Cash flow hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.13	1.17
Currency swaps | Up to 1 month £m | Cash flow hedges | Average USD/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.33	1.30
Currency swaps | 1 to 3 months £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | 1 to 3 months £m | Fair value hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Currency swaps | 1 to 3 months £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 162	£ 441
Currency swaps | 1 to 3 months £m | Cash flow hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.16	1.16
Currency swaps | 1 to 3 months £m | Cash flow hedges | Average USD/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.31	1.27
Currency swaps | 3 to 12 months £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 0	£ 0
Average fixed interest rate (in percent)	0.00%	0.00%
Currency swaps | 3 to 12 months £m | Fair value hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	0
Currency swaps | 3 to 12 months £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 157	£ 646
Currency swaps | 3 to 12 months £m | Cash flow hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.14	1.15
Currency swaps | 3 to 12 months £m | Cash flow hedges | Average USD/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.30	1.27
Currency swaps | 1 to 5 years £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 35	£ 0
Average fixed interest rate (in percent)	1.28%	0.00%
Currency swaps | 1 to 5 years £m | Fair value hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.38	0
Currency swaps | 1 to 5 years £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 884	£ 763
Currency swaps | 1 to 5 years £m | Cash flow hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0.98	1.10
Currency swaps | 1 to 5 years £m | Cash flow hedges | Average USD/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	1.29	1.27
Currency swaps | Over 5 years £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 0	£ 43
Average fixed interest rate (in percent)	0.00%	1.28%
Currency swaps | Over 5 years £m | Fair value hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	1.38
Currency swaps | Over 5 years £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 199	£ 6
Currency swaps | Over 5 years £m | Cash flow hedges | Average EUR/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0.95	1.06
Currency swaps | Over 5 years £m | Cash flow hedges | Average USD/GBP exchange rate
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Average exchange rate	0	1.30
Interest rate swaps | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 211,737	£ 231,064
Interest rate swaps | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	571,126	484,996
Interest rate swaps | Up to 1 month £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 395	£ 5,236
Average fixed interest rate (in percent)	3.00%	3.04%
Interest rate swaps | Up to 1 month £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 12,636	£ 9,195
Average fixed interest rate (in percent)	4.03%	4.32%
Interest rate swaps | 1 to 3 months £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 5,503	£ 13,781
Average fixed interest rate (in percent)	3.24%	3.68%
Interest rate swaps | 1 to 3 months £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 31,911	£ 21,010
Average fixed interest rate (in percent)	3.43%	4.36%
Interest rate swaps | 3 to 12 months £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 31,294	£ 55,607
Average fixed interest rate (in percent)	3.70%	4.04%
Interest rate swaps | 3 to 12 months £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 114,577	£ 129,436
Average fixed interest rate (in percent)	3.65%	3.84%
Interest rate swaps | 1 to 5 years £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 132,417	£ 111,300
Average fixed interest rate (in percent)	3.33%	3.36%
Interest rate swaps | 1 to 5 years £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 321,862	£ 262,387
Average fixed interest rate (in percent)	3.59%	3.34%
Interest rate swaps | Over 5 years £m | Fair value hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 42,128	£ 45,140
Average fixed interest rate (in percent)	1.96%	2.27%
Interest rate swaps | Over 5 years £m | Cash flow hedges
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of Amount, timing and uncertainty of future cash flows [Line Items]
Contract/ notional amount £m	£ 90,140	£ 62,968
Average fixed interest rate (in percent)	3.56%	3.01%